Note 10 - Acquired Intangible Assets, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Acquired Intangible Assets	$ 224,430	$ 444,292	$ 561,392
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	335,624
Finite-Lived Intangible Assets, Amortization Expense, Year Two	335,623
Finite-Lived Intangible Assets, Amortization Expense, Year Three	335,623
Finite-Lived Intangible Assets, Amortization Expense, Year Four	335,623
Finite-Lived Intangible Assets, Amortization Expense, Year Five	3,332,742
Impairment of Intangible Assets (Excluding Goodwill)		$ 4,078,084